Loan Receivable from Third Parties	12 Months Ended
Dec. 31, 2024
Loan Receivable from Third Parties [Abstract]
Loan receivable from third parties

7. Loan receivable from third parties

	As of December 31, 2024	As of December 31, 2023
Loan receivable from third parties, current	—	75,797
Loan receivable from third parties, non current	443,787	98,560
Total	$443,787	$174,357

The Company entered into the following loan agreements with third parties:

1. On February 10, 2022, the Company entered into a loan agreement with Shenzhen Yifangda Technology Co., Ltd., a company primarily engaged in wholesale trading. The loan carried an annual interest rate of 0%, with a contractual term of 36 months. The contract expired on February 10, 2025. Both parties renewed the loan agreement, and the expiration date was extended to February 10, 2026. The loan is receivable on demand. The Company has no intention of recovering the loan before the contract expires. The proceeds were used primarily for normal operating purposes. As of December 31, 2024, the outstanding loan balance was $95,900 (RMB 700,000). The borrower is neither a related party nor a shareholder of the Company.

2. On April 2, 2022, the Company entered into a loan agreement with Beijing Fengqi Tianxia Network Technology Co., Ltd., a company engaged in internet technology services. The loan carried an annual interest rate of 12%, with a contractual term of 12 months. The proceeds were used primarily for normal operating purposes. As of December 31, 2024, the outstanding loan balance was $73,751(RMB 538,333). The borrower is neither a related party nor a shareholder of the Company. The loan has become past due as the borrower neither repaid the outstanding balance nor renewed the loan agreement upon maturity. Accordingly, the Company has applied for judicial enforcement.

3. On November 30, December 12, and December 25, 2024, the Company entered into three loan agreements with Guixi Yihang Enterprise Services Co., Ltd., a company primarily engaged in commercial services. Each of the loans carried an annual interest rate of 0%, with a contractual term of 24 months. The loan is receivable on demand. The Company has no intention of recovering the loan before the contract expires. The proceeds were used primarily for normal operating purposes. As of December 31, 2024, the total outstanding loan balance was $143,986(RMB 1,051,000). The borrower is neither a related party nor a shareholder of the Company.

4. On December 25, 2024, the Company entered into a loan agreement with Dongguan Tiankuo Labor Dispatch Co., Ltd., a company primarily engaged in labor dispatch services. The loan carried an annual interest rate of 0%, with a contractual term of 24 months. The loan is receivable on demand. The Company has no intention of recovering the loan before the contract expires. As of December 31, 2024, the outstanding loan balance was $130,150 (RMB 950,000). The borrower is neither a related party nor a shareholder of the Company.